Annual Fund Operating Expenses - Institutional Shares - DWS Treasury Portfolio - Institutional Shares	Aug. 01, 2021
Operating Expenses:
Management fee	0.05%
Distribution/service (12b-1) fees	none
Other expenses	0.22%
Total annual fund operating expenses	0.27%
Fee waiver/expense reimbursement	0.02%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.25%